Taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Tax Liability [Abstract]
Balance at beginning of year	$ 97	$ 64	$ 41
Refunds during the year	14	12	21
Taxation paid	(174)	(165)	(184)
Taxation of items included in the income statement	190	234	192
Offset of VAT and other taxes	(78)	(47)	0
Translation	1	(1)	(6)
Balance at end of year	50	97	64
Taxation asset included in trade and other receivables				$ (3)	$ (14)	$ (27)
Taxation liability				53	111	91
Current tax liabilities	$ 97	$ 64	$ 41	$ 50	$ 97	$ 64